RELATED PARTIES (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) director item	Jun. 30, 2022 USD ($) director item	Dec. 31, 2022 USD ($) item director	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
RELATED PARTIES
Number of directors | director	9	7	9
Number of key officers | item	6	6	7
Expense included under sales and marketing in the consolidated statements of profit or loss	$ 95	$ 62	$ 147	$ 53	$ 4
Outstanding prepaid balance included under other receivables and prepaid expenses			$ 31
Outstanding balance included under accrued expenses and other payables	$ 1			$ 55